Right-of-use assets, net	12 Months Ended
Dec. 31, 2019
Right-of-use assets, net
Right-of-use assets, net

12.Right-of-use assets, net

The analysis of the changes of right-of-use assets, net is as follows:

			Satellite		Technical
	Buildings		Transponders		Equipment		Others		Total
Cost:
January 1, 2019	Ps.	4,758,787	Ps.	4,275,619	Ps.	1,896,682	Ps.	38,525	Ps.	10,969,613
Additions		480,222		—		82,568		25,263		588,053
Retirements		(153,888)		—		(290,421)		(5,767)		(450,076)
Effect of translation		121		—		—		—		121
December 31, 2019	Ps.	5,085,242	Ps.	4,275,619	Ps.	1,688,829	Ps.	58,021	Ps.	11,107,711

Depreciation:
January 1, 2019	Ps.	—	Ps.	(1,781,508)	Ps.	(987,924)	Ps.	—	Ps.	(2,769,432)
Depreciation of the year		(618,374)		(285,041)		(134,775)		(32,160)		(1,070,350)
Retirements		9,714		—		275,262		—		284,976
Effect of translation		147		—		—		—		147
December 31, 2019	Ps.	(608,513)	Ps.	(2,066,549)	Ps.	(847,437)	Ps.	(32,160)	Ps.	(3,554,659)

Carrying value:
At January 1, 2019	Ps.	4,758,787	Ps.	2,494,111	Ps.	908,758	Ps.	38,525	Ps.	8,200,181
At December 31, 2019	Ps.	4,476,729	Ps.	2,209,070	Ps.	841,392	Ps.	25,861	Ps.	7,553,052

Depreciation charges are presented in Note 21.